SCHEDULE OF OPERATING LEASES (Details)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Right-of-use Assets And Operating Lease Liabilities
Weighted average discount rate	5.25%	5.25%
Weighted average remaining lease term (years)	8 months 1 day	1 year 8 months 1 day